Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net Loss	$ (20,335)	$ (11,679)
Adjustments for:
Depreciation	333	213
Equity-settled share-based payments	16,201	4,030
Finance costs	167	565
Gain on short term investments		(223)
Changes in operating asset and liabilities:
Trade receivables	(1,293)	(137)
Other receivables	(51)	198
Prepaid expenses and deposits	(81)	(359)
Accounts payable	420
Accrued liabilities	5,316	5,789
Customer deposits	4,170
Other payables	1,148	3,287
NET CASH PROVIDED BY OPERATING ACTIVITIES	5,995	1,684
INVESTING ACTIVITIES
Purchase of property and equipment	(1,408)	(172)
Acquisition of subsidiaries (Note 7,8, and 9)	(8,152)	(1,099)
Dividends received from equity instruments designated at FVTOCI	637
Proceeds on disposal of equity instruments held at FVTOCI	(125)
NET CASH USED IN INVESTING ACTIVITIES	(9,048)	(1,271)
FINANCING ACTIVITIES
Investment in securities		(8,940)
Proceeds from exercise of warrants		26,475
Purchase of common shares for Restricted Share Unit (RSU) Plan	(8,060)	(12,644)
Stock Compensation Payable (RSU)		2,253
Proceeds from exercise of stock options	265	207
Payment of lease liabilities	(35)	(84)
Dividends paid for non-controlling interest	(19)
NET CASH USED IN FINANCING ACTIVITIES	(7,849)	7,267
Net change in cash, cash equivalents and restricted cash	(10,902)	7,680
Cash, cash equivalents and restricted cash, beginning of year	29,129	21,273
Fluctuations in foreign currency	100	176
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BALANCE, ENDING BALANCE	18,327	29,129
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share-based compensation as part of Expetitle consideration	4,325
Share-based compensation reclass from liability to equity	2,268
Share-based compensation as part of LemonBrew consideration	450
Increase in ROU against lease liabilities		84
Warrants liability from acquisition		$ 65